Noah Investments Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2014
Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Feb. 09, 2012
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Investment Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Aug. 26, 2005
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Sep. 29, 2007
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Rongyao Insurance Broker Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Sep. 24, 2008
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Tianjin Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Mar. 18, 2010	[1]
Place of Incorporation	PRC	[1]
Percentage of Ownership	100.00%	[1]
Shanghai Gopher Blue Ray Investment Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Aug. 15, 2012
Place of Incorporation	PRC
Percentage of Ownership	60.00%
Wuhu Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Oct. 10, 2012
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Dec. 14, 2012
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Zhejiang Vanke Noah Assets Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Mar. 22, 2013
Place of Incorporation	PRC
Percentage of Ownership	51.00%

[1]	In March 2012, Noah Investment acquired 100% equity interest of Tianjin Gopher Asset Management Co., Ltd ("Tianjin Gopher") and Gopher Asset Management Co., Ltd ("Gopher Asset") which was established in February 2012 from Shanghai Noah Financial Services Co., Ltd. at cost. The transaction was recorded as reorganization between entities under common control with no impact on the consolidated financial statements.